Report of the directors financial review risk report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,688,730	$ 2,569,144
Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	688,647	678,167
Financial assets and off-balance sheet loan commitments	2,702,431	2,584,710
Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13,800)	(15,700)
Off-balance sheet commitments	(594)	(859)
Financial assets and off-balance sheet loan commitments	(13,701)	(15,566)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,059,511	1,037,987
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,886	81,616
Loans and other credit-related commitments | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	660,843	659,049
Loans and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	661,373	659,783
Loans and other credit-related commitments | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(530)	(734)
Loans and other credit-related commitments | 12-month expected credit losses | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	612,785	604,195
Loans and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	612,969	604,485
Loans and other credit-related commitments | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(184)	(290)
Loans and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	47,392	53,852
Loans and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	664	1,002
Loans and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2	0
Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	47,658	54,217
Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	744	1,080
Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2	1
Loans and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(266)	(365)
Loans and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(80)	(78)
Loans and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	(1)
Financial guarantees | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,210	18,259
Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,274	18,384
Financial guarantees | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(64)	(125)
Financial guarantees | 12-month expected credit losses | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,152	14,053
Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,169	14,090
Financial guarantees | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(17)	(37)
Financial guarantees | Lifetime expected credit losses | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,853	3,962
Financial guarantees | Lifetime expected credit losses | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	204	243
Financial guarantees | Lifetime expected credit losses | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	1
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,883	4,024
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	221	269
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	1
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(30)	(62)
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(17)	(26)
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84,574	88,639
Debt instruments measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,013,784	1,906,543
Debt instruments measured at amortised cost | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13,107)	(14,707)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,059,511	1,037,987
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,072,375	1,052,477
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,864)	(14,490)
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,886	81,616
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,905	81,658
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(19)	(42)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	854,280	772,233
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	854,504	772,408
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(224)	(175)
Debt instruments measured at amortised cost | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,489	76,882
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	893,776	867,946
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	895,546	869,920
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,770)	(1,974)
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,470	79,621
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,486	79,654
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(33)
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	848,848	768,136
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	848,978	768,216
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(130)	(80)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	153,656	158,220
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,938	11,656
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	141	165
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	157,544	163,185
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,069	19,095
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	216	277
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,888)	(4,965)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,131)	(7,439)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(75)	(112)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,416	1,995
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,419	2,004
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,162	3,931
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237	135
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	31
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,200	3,975
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	284	177
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	40
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(44)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(47)	(42)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(9)
Debt instruments at FVOCI | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343,379	391,762
Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343,490	391,903
Debt instruments at FVOCI | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(111)	(141)
Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	348,107	399,717
Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(111)	(141)
Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,205	390,105
Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,270	390,193
Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(65)	(88)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,931	1,384
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	202	234
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	39
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,946	1,404
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	226	257
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48	49
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Allowance for ECL | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(20)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Allowance for ECL | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)	(23)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(10)
Strong | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,780,712	1,668,047
Strong | Loans and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	408,027	400,911
Strong | Loans and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	404,424	396,028
Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,603	4,883
Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,693	6,356
Strong | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,592	6,286
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	101	70
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	528,036	506,231
Strong | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,928	71,318
Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	751,028	683,231
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	522,137	499,836
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,739	71,126
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	750,477	682,412
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,899	6,395
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	189	192
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	551	819
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	317,896	367,685
Strong | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	317,105	367,542
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	791	143
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	464,381	463,117
Good | Loans and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	150,779	157,339
Good | Loans and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	139,198	143,600
Good | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	11,581	13,739
Good | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,018	5,194
Good | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,178	4,431
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	840	763
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	232,101	233,320
Good | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,819	5,496
Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,664	61,768
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	204,332	199,138
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,662	5,098
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,918	61,218
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,769	34,182
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	157	398
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	746	550
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,132	12,678
Good | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,039	12,585
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	93
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	388,344	382,834
Satisfactory | Loans and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	91,284	90,784
Satisfactory | Loans and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	67,581	63,592
Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,703	27,192
Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,125	5,317
Satisfactory | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,151	3,163
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,974	2,154
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258,457	256,584
Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,155	3,568
Satisfactory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,323	26,581
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	164,251	165,507
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,062	3,357
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,469	24,532
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,206	91,077
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	211
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,854	2,049
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,447	10,409
Satisfactory | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,126	10,066
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	321	343
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	48,415	49,772
Sub- standard | Loans and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,537	9,668
Sub- standard | Loans and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,766	1,265
Sub- standard | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,771	8,403
Sub- standard | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,216	1,247
Sub- standard | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	248	210
Sub- standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	968	1,037
Sub- standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub- standard | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,496	36,970
Sub- standard | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,003	1,276
Sub- standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,163	611
Sub- standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,826	5,439
Sub- standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23	73
Sub- standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	114	54
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,670	31,531
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	980	1,203
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,049	557
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	741	825
Sub- standard | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	741	825
Sub- standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	20,579	20,940
Credit impaired | Loans and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	746	1,081
Credit impaired | Loans and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	744	1,080
Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2	1
Credit impaired | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	222	270
Credit impaired | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	221	269
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	1
Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,285	19,372
Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	326	217
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,069	19,095
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	216	277
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	284	177
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	40
Credit impaired | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	274	306
Credit impaired | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	226	257
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 48	$ 49